Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 113,451	$ 117,043
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,387	33,387
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,957	2,024
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	13,510	14,697
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	14,699	15,982
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	23,121	23,576
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,294	3,780
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,306	1,036
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,101	2,157
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	8,900	8,801
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,465	4,609
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,962	3,028
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,206	3,407
Global Export and Holding Companies [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 542	$ 559